OPERATING LEASES (Operating lease related assets and liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
OPERATING LEASES
Right-of-use assets	$ 4,273	$ 4,135
Operating lease liabilities - current	1,681	1,367
Operating lease liabilities - non-current	2,538	2,837
Total operating lease liabilities	$ 4,219	$ 4,204